RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
9.	RELATED PARTY TRANSACTIONS:

During the six months ended October 31, 2015, the Company settled $395,665 of interest payable on the Promissory Notes and Second Promissory Notes owed to a company controlled by a Director by issuing 2,267,685 common shares at the fair value of $427,177 (Notes 5 and 6).

During the six months ended October 31, 2015, management and consulting fees of $47,963 (2014 - $29,669) were charged by RJG Capital Corporation, a wholly-owned company of W. Barry Girling, Director. Wayne Moorhouse, Director, charged $1,565 (2014 - $nil) in management and consulting fees. $12,710 (2014 - $23,044) was charged by Malaspina Consultants Inc. for the services of Matt Anderson, CFO, and are included in professional fees.

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them. As at October 31, 2015, the amount was $177,860 (April 30, 2015 – $175,789). All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes and second promissory notes received from a company controlled by a director (Notes 5, 6 and 13) are related party transactions.

10.	RELATED PARTY TRANSACTIONS:

During the year ended April 30, 2015, the Company settled $523,866 of interest payable on the Promissory Notes owed to a company controlled by a Director by issuing 2,363,262 common shares at the fair value of $466,272 (Note 5).

During the year ended April 30, 2014, the Company settled $201,414 of interest payable on the Promissory Notes owed to a company controlled by a Director by issuing 1,001,112 common shares at the fair value of $266,743 (Note 5).

During the year ended April 30, 2015, management and consulting fees of $77,588 (2014 - $56,383) were charged by RJG Capital Corporation, a wholly-owned company of W. Barry Girling, Director. Wayne Moorhouse, Director, charged $4,039 (2014 - $nil) in management and consulting fees. $39,611 (2014 - $20,076) was charged by Malaspina Consultants Inc. for the services of Matt Anderson, CFO, and are included in professional fees.

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them. As at April 30, 2015, the amount was $175,789 (2014 – $177,611). All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes and second promissory notes received from a company controlled by a director (Notes 5, 6 and 13) are related party transactions.